SHARE-BASED COMPENSATION - Assumptions Used to Estimate Fair Value (Details) - Fang $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 11, 2019 USD ($) $ / shares	Dec. 31, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Unrecognized share-based compensation cost
Unrecognized share-based compensation cost			¥ 6,308,000
Weighted-average vesting period of unrecognized share-based compensation cost			2 years 1 month 6 days
Stock Option
Fair values of options granted
Total intrinsic value of options exercised			¥ 0	¥ 0	¥ 0
Stock Option | Company's employees
Fair values of options granted
Weighted average grant date fair value of option per share | $ / shares	$ 2.88
Aggregate grant date fair value of options | $	$ 773,280
Assumptions used to estimate fair values of share options granted
Expected volatility	45.00%			32.00%
Expected dividends yield	0.00%	0.00%	0.00%	0.00%
Expected term	10 years			10 years
Risk-free interest rate per annum	2.08%			0.60%
Stock Option | Minimum [Member] | Company's employees
Assumptions used to estimate fair values of share options granted
Expected volatility		38.70%
Expected term		6 months 18 days
Risk-free interest rate per annum		1.90%
Exercise multiple	2.2	2.2		2.2
Stock Option | Maximum [Member] | Company's employees
Assumptions used to estimate fair values of share options granted
Expected volatility		45.40%
Expected term		9 years 11 months 26 days
Risk-free interest rate per annum		2.20%
Exercise multiple	2.8	2.8		2.8